November 18, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ING Mutual Funds
(File Nos. 033-56094; 811-07428)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 141 (an “Amendment”) to the Registration Statement of ING Mutual Funds. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on February 1, 2011.

This Amendment is being filed for the purpose of registering a new series, ING International Core Fund. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Reza Pishva
Dechert LLP